Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of difference between statutory federal income tax rate on income before income taxes and effective income tax rate
The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(21.0)%
Effective income tax rate	0.0%	0.0%	0.0%

Schedule of components of net deferred tax assets and liabilities
The components of our net deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	(dollars in thousands)
	2023	2022
Deferred tax assets
Net operating losses	$109,447	$115,080
Obligation related to asset retirements	375,530	345,879
Advance payments	176,956	183,833
Other regulatory liabilities	23,652	18,687
Other assets	30,085	30,373
Deferred tax assets	715,670	693,852
Less: Valuation allowance	—	—
Net deferred tax assets	$715,670	$693,852
Deferred tax liabilities
Fixed assets and intangibles	$(154,219)	$(140,095)
Right-of-use assets-finance leases	(77,923)	(77,923)
Other regulatory asset	(373,802)	(343,230)
Other liabilities	(15,679)	(15,352)
Deferred tax liabilities	(621,623)	(576,600)
Net deferred tax assets (liabilities)	$94,047	$117,252
Less: Patronage exclusion	(94,047)	(117,252)
Net deferred taxes	$—	$—